Document and Entity Information	9 Months Ended
Sep. 24, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 24, 2014
Trading Symbol	LOCO
Entity Registrant Name	El Pollo Loco Holdings, Inc.
Entity Central Index Key	0001606366
Entity Filer Category	Non-accelerated Filer